PER SHARE INFORMATION (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income (loss) attributable to common shareholders	$ 1,487,928	$ (15,167,289)
Denominator
Weighted-average shares of common stock outstanding (in shares)	349,075,642	259,163,279
Net (Loss) per Share - Basic (in dollas per share)	$ 0	$ (0.06)
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options (in shares)	0	2,999,000
Convertible Preferred Stock (in shares)	0	94,512,298
Warrants (in shares)	0	161,478,979